Document and Entity Information	Jul. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	Altabancorp
Entity Central Index Key	0001636286
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37416
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0622021
Entity Address, Address Line One	1 East Main Street
Entity Address, City or Town	American Fork
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	801
Local Phone Number	642-3998
Entity Information, Former Legal or Registered Name	People’s Utah Bancorp
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol(s)	ALTA
Name of each exchange on which registered	NASDAQ